Subsequent Events (Details) - USD ($)				12 Months Ended
	May 08, 2023	May 05, 2023	Apr. 03, 2023	Dec. 31, 2022	May 09, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Minimum market value of listed securities			$ 50,000,000
Number of consecutive days to regain compliance			180 days
Minimum common stock trade level to regain compliance			$ 50,000,000
Amount deposited into the Trust Account	$ 125,000
Subsequent Event [Member] | Internal Revenue Service (IRS) [Member]
Subsequent Events (Details) [Line Items]
Federal income taxes					$ 182,308
Working Capital Loan Program [Member] | Sponsor [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Working capital loan		$ 250,000
Sponsor [Member] | Working Capital Loans [Member]
Subsequent Events (Details) [Line Items]
Working capital loan				$ 650,000